BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Accumulated depreciation of property and equipment (in dollars)	$ 10,479	$ 10,479
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued	5,121,688	5,121,688
Common Stock, Shares, Outstanding	5,121,688	5,121,688